Prepaid Expenses and Other Assets, Net (Details) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 HKD ($)	May 31, 2019 USD ($)	May 31, 2019 HKD ($)
Prepaid Expenses and Other Assets, Net [Abstract]
Allowance for credit losses			$445,646	nil
Acquisition target investment							$ 16
Annual interest rate percentage						6.50%	6.50%
Agreement amount						$ (2,040,296)	$ 16
Interests incurred	$ 516,029	$ 4
Prepaid interest			$ 1,532,371	$ 1,525,165	$ 12